Share-Based Payment	12 Months Ended
Dec. 31, 2022
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
NOTE 21:-	SHARE-BASED PAYMENT

a.	Expenses recognized in the financial statements:

The expense recognized in the financial statements for services received from employees and officers is shown in the following table:

	Year ended December 31,
	2022	2021	2020
	USD in thousands

Equity-settled share-based payment plans	10,516	5,897	-

b.	Grants of options to employees and interested parties:

As part of the merger agreement described in Note 1b above, on June 21, 2021, the Company allocated 17,810,853 share options to senior officers, employees and consultants of the Company and to an investment bank assisting the transaction, consisting of grants to employees, key management personnel and interested parties. Following are data of the value of share options granted to key management personnel and interested parties in HUB:

1.	In June 2021, the Company granted 15,438,867 share options to key management personnel and interested parties in the Company. The options vest in six equal portions of 16.66% each quarter for a period of 18 months from the grant date. They can be exercised until the final vesting date for NIS 6.75 (USD 1.85) per share.

The inputs used for the fair value measurement of the share options for the above grant based on the Black and Scholes model are as follows:

Expected volatility of the share prices (%)	60%
Risk-free interest rate (%)	0.19%
Expected life of share options (years)	1.5
Share price (based on quoted prices) (NIS)	6.09	(USD 1.66)

Based on the above inputs, the fair value of the options on the grant date is approximately NIS 12,773 thousand (USD 3,945 thousand).

2.	In May 2021, the Company granted HUB employees and officers 80,930 share options for an exercise price of NIS 2.98 (USD 0.81) per share.

The inputs used for the fair value measurement of the share options for the above grant based on the Hull-White model are as follows:

Expected volatility of the share prices (%)	58.11%
Risk-free interest rate (%)	0.43%
Expected life of share options (years)	6
Share price (NIS)	6.11	(USD 1.67)

Based on the above inputs, the fair value of the options on the grant date is approximately NIS 131 thousand (USD 42 thousand).

3.	In June 2021, the Company granted HUB employees 2,371,986 share options to Ordinary shares of the Company for an exercise price of NIS 0.01-0.42 (USD 0.004-0.12) per share.

The inputs used for the fair value measurement of the share options for the above grant based on the Black and Scholes model are as follows:

Expected volatility of the share prices (%)	60%
Risk-free interest rate (%)	0.19%-0.29%
Expected life of share options (years)	2-4
Share price (NIS)	6.11	(USD 1.67)

Based on the above inputs, the fair value of the options on the grant date is approximately NIS 1,499 thousand (USD 447 thousand).

4.	2022 Share option plans:

The Company has authorized through its 2022 Share Option Plan (the “Plan”), an available pool of Ordinary shares of the Company from which to grant options and RSUs to officers, directors, advisors, management and other key employees of up to 10,686,512 Ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of the grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant. As of December 31, 2022, 5,132,196 of the Company’s Ordinary shares are available for future grants.

c.	Movement of share options during the year:

The following table presents the changes in the number of share options and the weighted average exercise prices of share options:

	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Share options outstanding at beginning of year	11,391,016	0.69	3,094,390	0.12
Share options granted during the year	131,777	1.86	8,395,459	1.84
Share options exercised during the year	1,611,867	0.47	-	-
Share options forfeited during the year	1,446,852	1.23	16,472	0.36
Share options expired during the year	187,317	0.07	82,361	0.004

Share options outstanding at end of year	8,276,757	1.59	11,391,016	1.33

Share options exercisable at end of year	7,810,728	1.65	4,276,682	1.19

Each option is exercisable into one Ordinary share of no par value.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2022 was 2.64 years.

The range of exercise prices for share options outstanding as of December 31, 2022 was NIS 0.014- NIS 6.71 (USD 0.004-1.84).

d.	Movement of share options during the year:

The Company has 35,795,613 registered and outstanding warrants that are exercisable into 31,784,655 Ordinary shares of NIS no par value each for an average exercise increment of USD 4.88, unlinked. These warrants are classified in equity.

Through the reporting date, no warrants were exercised or expired.

After the reporting date, 130,000 warrants were exercised into 130,000 Ordinary shares of NIS no par value each for the total consideration of approximately USD 240 thousand.

After the reporting date, no warrants expired.

A summary of the status of RSUs under the Plan as of December 31, 2022 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year	-
Granted	6,193,757
Vested	(1,562,829)
Forfeited and cancelled	(59,559)

Outstanding at end of year	4,571,369

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2022, 2021 and 2020, was comprised as follows:

	Year ended December 31,
	2022	2021	2020

Cost of revenues	206	-	-
Research and development expenses	603	3,122	-
Sales and marketing expenses	1,504	2,775	-
General and administrative expenses (see also Note 18f)	8,203	-	-

Total share-based compensation expense	10,516	5,897	-

g.	As part of the Asset Purchase Agreement (Refer to Note 12 – Goodwill and intangible assets, net for further details), the Key Employees of Legacy shall have RSUs of the Company equal to USD 12,000 thousand. The consideration for the Key Employees represents compensation for future services and was not included as part of the asset acquisition. The RSUs contain a performance obligation and will vest over four years. As of December 31, 2022 the relative performance obligations up until that date were not met and therefore 30% of the RSU’s were forfeited. As the Company does not expect the remining performance obligation to be fulfilled, no expenses were recognized during the year 2022 by the Company with respect to the mentioned consideration.